Segments and Geographical Information	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 7: -	SEGMENTS AND GEOGRAPHICAL INFORMATION

Until December 31, 2019, the Company presented two reportable segments consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment. Commencing January 1, 2020 the Company decided to review its business operations in three reportable segments, consisting of the RFID segment, Supply Chain Solutions segment and the Intelligent Robotics segment. Previous presentation was adjusted to conform to the current presentation.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Information about the operating segments for the six months ended June 30, 2022 and 2021 is as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2022:

Revenues	$7,693	$12,873	$572	$-	$21,138

Gross profit	$1,915	$2,575	$(19)	$-	$4,471

Allocated operating expenses	$1,209	$1,585	$271	$-	$3,065

Acquisition expenses	$44				$44

Unallocated operating expenses					$361

Operating Income (loss)	$662	$990	$(290)	$-	$1,001

Financial expenses					$(529)

Net Income before tax	-	-	-	-	$472

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$472

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated
Six months ended June 30, 2021:

Revenues	$6,322	$9,249	$1,036	$(50)	$16,557

Gross profit	$1,553	$1,699	$31	$-	$3,283

Allocated operating expenses	$1,112	$1,148	$336	$-	$2,596

Unallocated operating expenses					$324

Income (loss) from operations	$441	$551	$(305)	$-	$363

Financial expenses	-	-	-	-	$(98)

Net Income before tax	-	-	-	-	$265

Tax on income	-	-	-	-	$(1)

Net Income	-	-	-	-	$264

b.	The following presents total revenues for the six months ended June 30, 2022 and 2021 based on the location of customers:

	June 30,
	2022	2021
	Unaudited

Israel	$16,686	$12,493
Far East	1,536	2,169
India	641	593
Europe	399	250
United States	1,733	1,052
Others	143	-

	$21,138	$16,557